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                           UNITED STATES                    OMB APPROVAL
               SECURITIES AND EXCHANGE COMMISSION    --------------------------
                      Washington, D.C. 20549         OMB Number: 3235-0456
                                                     Expires: June 30, 2009
                                                     Estimated average burden
                                                     hours per response....... 2
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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  1.  Name and address of issuer:
                           Lehman Brothers Institutional Liquidity Funds 605 Third Avenue, 2nd Floor
                           New York, NY 10158-0180

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  2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                               Treasury Portfolio
                              Government Portfolio
                             Money Market Portfolio
                                 Prime Portfolio

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  3.  Investment Company Act File Number:     811-21715

      Securities Act File Number:   333-122847


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  4(a).  Last day of fiscal year for which this Form is filed:
                                     March 31, 2007

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  4(b).  [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
         Instruction A.2)    N/A

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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  4(c).  [ ] Check box if this is the last time the issuer will be filing this
         Form.
                            N/A

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

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  5.  Calculation of registration fee:

        (i) Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                                 $14,659,526,140.62
                                                              ------------------

       (ii) Aggregate price of securities redeemed
            or repurchased during the fiscal year:     $11,105,615,126.10
                                                       ------------------

      (iii) Aggregate price of securities redeemed
            or repurchased during any PRIOR fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to the
            Commission:                                $0
                                                       --

       (iv) Total available redemption credits [add
            Items 5(ii) and 5(iii)]:                          $11,105,615,126.10
                                                              ------------------

        (v) Net sales -- If Item 5(i) is greater than
            Item 5(iv) [subtract Item 5(iv) from
            Item 5(i)]:                                       $3,553,911,014.52
                                                              ------------------

       (vi) Redemption credits available for use       $0
            in future years - if Item 5(i) is          --
            less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:

      (vii) Multiplier for determining registration               x   $0.0000307
            fee (See Instruction C.9):                                ----------


     (viii) Registration fee due [multiply Item 5(v)              =  $109,105.07
            by Item 5(vii)] (enter "0" if no fee                     -----------
            is due):                                                 -----------


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  6. Prepaid Shares
     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

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  7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year  (see Instruction D):

                                                               +           $0
                                                                            -
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  8.  Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                               =    $109,105.07
                                                                    -----------
                                                                    -----------
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  9.  Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository: 6/27/2007

       Method of Delivery:                                      CIK # 0001317474
                             [X]  Wire Transfer
                             [ ]  Mail or other means

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

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities on the dates indicated.

By (Signature and Title)* /s/John McGovern
                          -----------------------------------------
                          Name: John McGovern

                          Treasurer and Principal Accounting & Financial Officer
                          ------------------------------------------------------
                          Title

    Date: 6/28/2007
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  *Please print the name and title of the signing officer below the signature.